TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
TAXATION
Deferred Tax Assets, Gross	¥ 4,665,004	¥ 3,230,269		$ 639,104
Valuation allowance on deferred tax assets	3,263,302	2,809,601		447,071
Operating loss carryforwards	12,640,462			1,731,736
Unrecognized tax benefits	72,786	61,030	¥ 58,718	9,972	$ 8,361
Unrecognized tax benefits setoff against deferred tax assets	20,090	17,440		2,751
Unrecognized tax benefits of remaining amounts	52,696	43,590		7,220
Unrecognized tax benefits that would impact effective tax rate	52,696	¥ 43,590		7,220
Interest related to unrecognized tax benefits | ¥	¥ 0
Tax Withholding On Payment Of Interest And Dividends To Non PRC Resident Enterprises
TAXATION
Tax withholding rates on interest and dividend payments	10.00%	10.00%	10.00%
Hong Kong
TAXATION
Income tax rate	16.50%	16.50%	16.50%
China
TAXATION
Income tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards | $				$ 1,731,736
China | Beijing Kingsoft Cloud Network Technology Co Ltd | Preferential Income Tax Rate
TAXATION
Income tax rate	15.00%	15.00%	15.00%